Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS
Supplement dated June 10, 2021 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2021, as may be revised
or supplemented from time to time, for the following funds:
VAUGHAN NELSON MID CAP FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets below the first breakpoint ($1.5 billion) from 0.80% to 0.75%, to reduce the fee rate on assets above $1.5 billion from 0.75% to 0.70%. Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating exp enses to 1.15%,

1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, C, N, T and Y shares respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y
Management fees 1	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%
Other expenses	0.24%	0.24%	0.14%	0.24	% 2	0.24%
Total annual fund operating expenses	1.24%	1.99%	0.89%	1.24%		0.99%
Fee waiver and/or expense reimbursement 3,4	0.09%	0.09%	0.04%	0.09%		0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15%	1.90%	0.85%	1.15%		0.90%

1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended December 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses for Class T shares are estimated for the current fiscal year.
3
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

4
Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expense for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$685	$930	$1,202	$1,975
Class C	$293	$608	$1,057	$2,109
Class N	$87	$276	$486	$1,089
Class T	$364	$617	$898	$1,698
Class Y	$92	$298	$531	$1,198

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$193	$608	$1,057	$2,109
NATIXIS OAKMARK FUND
(the “Fund”)
Effective July 1, 2021, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.05%, 1.80%, 0.75%, 1.05% and 0.80% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y

Management fees	0.69%	0.69%	0.69%	0.69%		0.69%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%

Other expenses	0.26%	0.26%	0.36%	0.26	% 1	0.26%

Total annual fund operating expenses	1.20%	1.95%	1.05%	1.20%		0.95%

Fee waiver and/or expense reimbursement 2,3	0.15%	0.15%	0.30%	0.15%		0.15%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.05%	1.80%	0.75%	1.05%		0.80%

1	Other expenses for Class T are estimated for the current fiscal year.
2
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.05%, 1.80%, 0.75%, 1.05% and 0.80% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

3
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the
Fund
. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years

Class A	$676	$908	$1,171	$1,922

Class C	$283	$585	$1,026	$2,057

Class N	$77	$278	$525	$1,232

Class T	$354	$594	$867	$1,644

Class Y	$82	$275	$498	$1,141

If shares are not redeemed:
	1 year	3 years	5 years	10 years

Class C	$183	$585	$1,026	$2,057
VAUGHAN NELSON SELECT FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate from 0.75% to 0.70% on assets. Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.10%, 1.85%, 0.80%, 1.10% and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, dividend expenses on securities sold short, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class N	Class T		Class Y
Management fees 1	0.70%		0.70%		0.70%	0.70%		0.70%
Distribution and/or service (12b-1) fees	0.25%		1.00%		0.00%	0.25%		0.00%
Other expenses	0.18%		0.18%		71.10%	0.18	% 2	0.18%
Total annual fund operating expenses	1.13%		1.88%		71.80%	1.13%		0.88%
Fee waiver and/or expense reimbursement 3,4	0.03	% 5	0.03	% 5	71.00%	0.03	% 5	0.03	% 5
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.10%		1.85%		0.80%	1.10%		0.85%
1
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended November 30, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses for Class T are estimated for the current fiscal year.
3
Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.10%, 1.85%, 0.80%, 1.10% and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, dividend expenses on securities sold short, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

4
Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through March 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

5
In order to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement do not exceed the amounts disclosed in the table, the Adviser may voluntarily waive additional advisory fees. This may result in the Class A, Class C, Class T and Class Y shareholders realizing a total annual fund operating expense after fee waiver and/or expense reimbursement lower than 1.10%, 1.85%, 1.10% and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class T and Class Y shares, respectively. This additional waiver may be terminated at any time

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$681	$908	$1,157	$1,866
Class C	$288	$586	$1,011	$2,001
Class N	$82	$6,190	$8,096	$8,331
Class T	$359	$595	$852	$1,586
Class Y	$87	$275	$482	$1,079

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$188	$586	$1,011	$2,001

Vaughan Nelson Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS
Supplement dated June 10, 2021 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2021, as may be revised
or supplemented from time to time, for the following funds:
VAUGHAN NELSON MID CAP FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets below the first breakpoint ($1.5 billion) from 0.80% to 0.75%, to reduce the fee rate on assets above $1.5 billion from 0.75% to 0.70%. Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating exp enses to 1.15%,

1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, C, N, T and Y shares respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y
Management fees 1	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%
Other expenses	0.24%	0.24%	0.14%	0.24	% 2	0.24%
Total annual fund operating expenses	1.24%	1.99%	0.89%	1.24%		0.99%
Fee waiver and/or expense reimbursement 3,4	0.09%	0.09%	0.04%	0.09%		0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15%	1.90%	0.85%	1.15%		0.90%

1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended December 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses for Class T shares are estimated for the current fiscal year.
3
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

4
Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expense for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$685	$930	$1,202	$1,975
Class C	$293	$608	$1,057	$2,109
Class N	$87	$276	$486	$1,089
Class T	$364	$617	$898	$1,698
Class Y	$92	$298	$531	$1,198

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$193	$608	$1,057	$2,109

Natixis Oakmark Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS
Supplement dated June 10, 2021 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2021, as may be revised
or supplemented from time to time, for the following funds:
NATIXIS OAKMARK FUND
(the “Fund”)
Effective July 1, 2021, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.05%, 1.80%, 0.75%, 1.05% and 0.80% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y

Management fees	0.69%	0.69%	0.69%	0.69%		0.69%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%

Other expenses	0.26%	0.26%	0.36%	0.26	% 1	0.26%

Total annual fund operating expenses	1.20%	1.95%	1.05%	1.20%		0.95%

Fee waiver and/or expense reimbursement 2,3	0.15%	0.15%	0.30%	0.15%		0.15%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.05%	1.80%	0.75%	1.05%		0.80%

1	Other expenses for Class T are estimated for the current fiscal year.
2
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.05%, 1.80%, 0.75%, 1.05% and 0.80% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

3
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the
Fund
. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years

Class A	$676	$908	$1,171	$1,922

Class C	$283	$585	$1,026	$2,057

Class N	$77	$278	$525	$1,232

Class T	$354	$594	$867	$1,644

Class Y	$82	$275	$498	$1,141

If shares are not redeemed:
	1 year	3 years	5 years	10 years

Class C	$183	$585	$1,026	$2,057

Vaughan Nelson Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS
Supplement dated June 10, 2021 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2021, as may be revised
or supplemented from time to time, for the following funds:
VAUGHAN NELSON SELECT FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate from 0.75% to 0.70% on assets. Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.10%, 1.85%, 0.80%, 1.10% and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, dividend expenses on securities sold short, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class N	Class T		Class Y
Management fees 1	0.70%		0.70%		0.70%	0.70%		0.70%
Distribution and/or service (12b-1) fees	0.25%		1.00%		0.00%	0.25%		0.00%
Other expenses	0.18%		0.18%		71.10%	0.18	% 2	0.18%
Total annual fund operating expenses	1.13%		1.88%		71.80%	1.13%		0.88%
Fee waiver and/or expense reimbursement 3,4	0.03	% 5	0.03	% 5	71.00%	0.03	% 5	0.03	% 5
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.10%		1.85%		0.80%	1.10%		0.85%
1
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended November 30, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses for Class T are estimated for the current fiscal year.
3
Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.10%, 1.85%, 0.80%, 1.10% and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, dividend expenses on securities sold short, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

4
Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through March 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

5
In order to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement do not exceed the amounts disclosed in the table, the Adviser may voluntarily waive additional advisory fees. This may result in the Class A, Class C, Class T and Class Y shareholders realizing a total annual fund operating expense after fee waiver and/or expense reimbursement lower than 1.10%, 1.85%, 1.10% and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class T and Class Y shares, respectively. This additional waiver may be terminated at any time

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$681	$908	$1,157	$1,866
Class C	$288	$586	$1,011	$2,001
Class N	$82	$6,190	$8,096	$8,331
Class T	$359	$595	$852	$1,586
Class Y	$87	$275	$482	$1,079

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$188	$586	$1,011	$2,001